Investment in Affiliates and Available-for-Sale Securities (Tables)	6 Months Ended
Jun. 30, 2014
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
Financial information of affiliate companies, balance sheet
	June 30, 2014			December 31, 2013
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe	Navios Partners	Navios Acquisition	Navios Europe
Current assets	$ 196,107	$ 86,644	$ 13,039	$ 54,484	$ 120,801	$ 8,224
Non-current assets	1,140,747	1,699,448	196,692	1,195,595	1,535,860	199,761
Current liabilities	19,887	74,188	17,107	15,606	65,400	14,792
Non-current liabilities	523,429	1,223,782	198,782	527,966	1,128,439	194,288

Financial information of affiliate companies, income statement

	Three Month Period Ended June 30, 2014			Three Month Period Ended June 30, 2013
Income Statement	Navios Partners	Navios Acquisition	Navios Europe	Navios Partners	Navios Acquisition	Navios Europe
Revenue	$ 55,178	$ 62,242	$ 8,450	$ 49,154	$ 47,057	$ —
Net income/(loss)	29,985	(2,804)	(2,632)	19,511	(1,536)	—

	Six Month Period Ended June 30,2014			Six Month Period Ended June 30, 2013
Income Statement	Navios Partners	Navios Acquisition	Navios Europe	Navios Partners	Navios Acquisition	Navios Europe
Revenue	$ 112,676	$ 123,211	$ 17,109	$ 99,435	$ 91,229	$ —
Net income/(loss)	48,346	(15,622)	(5,063)	35,757	(801)	—